Investment in Associate (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 01, 2020	Mar. 25, 2019	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Additional investments					$ 688
Stimunity S.A. [Member]
Statements [Line Items]
Initial investment			$ 700
Subscribing class A shares			3,780
Second investments			$ 1,900
Additional investments	$ 1,000	$ 700
Subscribing ordinary shares		1,945	4,140
Shares price			$ 363
Proportion of ownership interest in associate		37.00%	27.00%
Voting rights held				36.40%	36.50%
Stimunity S.A. [Member] | EURO
Statements [Line Items]
Initial investment			$ 500
Second investments			$ 1,500
Additional investments		$ 600
Shares price		$ 308.55